RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction, Amounts of Transaction	¥ 40,586	¥ 0
Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	5,338	¥ 14,665
Liyu [Member] | Dividend Received [Member]
Related Party Transaction, Amounts of Transaction	0	3,000	2,700
Liyu [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	4,838	14,665
Neijiang Agriculture Institute [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	500	0
Beijing Shihui Agriculture Ltd. | Other Intangible Assets [Member]
Related Party Transaction, Amounts of Transaction	1,968	0	0
Beijing Shihui Agriculture Ltd. | Sales [Member]
Related Party Transaction, Amounts of Transaction	¥ 40,586	¥ 0	¥ 0